Income Taxes - Schedule of Reconciliation of Effective Tax Rate on Income from Continuing Operations and the Statutory Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Effective Tax Rate on Income from Continuing Operations and the Statutory Tax Rate [Abstract]
Current tax at U.S. statutory rate	$ (8,767)	$ (3,925)
Nondeductible/nontaxable items	3,336	(336)
State taxes	(872)	(458)
Rate change	(717)	1,613
True-up and other	1,383	2,621
Valuation allowance	5,635	487
Income tax expense (benefit)	$ (2)	$ 2